Income Tax (Narrative - Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 177	$ 182	$ 240
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	1	1	2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	2	$ 5	$ 7
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 180